Investment Portfolioas of October 31, 2022 (Unaudited)
DWS Large Cap Focus Growth Fund
	Shares	Value ($)

Common Stocks 97.0%
Communication Services 9.8%
Interactive Media & Services 6.7%
Alphabet, Inc. "A"*	164,400	15,537,444
Match Group, Inc.*	43,214	1,866,845
		17,404,289
Wireless Telecommunication Services 3.1%
T-Mobile U.S., Inc.*	52,000	7,881,120
Consumer Discretionary 10.3%
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.*	137,660	14,101,890
Chewy, Inc. "A"* (a)	20,000	774,600
Xometry, Inc. "A"* (a)	10,000	600,600
		15,477,090
Leisure Products 0.9%
YETI Holdings, Inc.*	70,458	2,260,293
Specialty Retail 2.1%
CarMax, Inc.*	21,000	1,323,210
Home Depot, Inc.	14,500	4,293,885
		5,617,095
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica, Inc.*	10,000	3,290,400
Consumer Staples 3.3%
Food & Staples Retailing
Costco Wholesale Corp.	17,286	8,668,929
Financials 6.8%
Capital Markets 1.8%
Intercontinental Exchange, Inc.	48,851	4,668,690
Insurance 5.0%
Assurant, Inc.	9,000	1,222,740
Progressive Corp.	90,562	11,628,161
		12,850,901
Health Care 16.5%
Biotechnology 0.5%
Exact Sciences Corp.*	34,195	1,189,302
Health Care Equipment & Supplies 7.0%
DexCom, Inc.*	74,900	9,046,422
Hologic, Inc.*	41,003	2,780,003

Intuitive Surgical, Inc.*	19,306	4,758,350
iRhythm Technologies, Inc.*	12,000	1,529,880
		18,114,655
Health Care Providers & Services 1.1%
agilon health, Inc.*	142,000	2,818,700
Health Care Technology 0.3%
Certara, Inc.*	70,928	867,450
Life Sciences Tools & Services 5.1%
Azenta, Inc.	22,000	976,800
Thermo Fisher Scientific, Inc.	23,956	12,312,665
		13,289,465
Pharmaceuticals 2.5%
Zoetis, Inc.	42,604	6,423,831
Industrials 6.4%
Aerospace & Defense 0.9%
Axon Enterprise, Inc.*	15,200	2,210,688
Building Products 0.4%
AZEK Co., Inc.*	52,609	921,183
Construction & Engineering 0.6%
Valmont Industries, Inc.	5,000	1,596,100
Electrical Equipment 2.7%
AMETEK, Inc.	41,100	5,329,026
Generac Holdings, Inc.*	15,500	1,796,605
		7,125,631
Professional Services 1.8%
CoStar Group, Inc.*	20,000	1,654,400
TransUnion	51,106	3,029,053
		4,683,453
Information Technology 43.9%
IT Services 8.1%
Fiserv, Inc.*	15,891	1,632,641
Globant SA*	37,000	6,981,160
Twilio, Inc. "A"*	18,000	1,338,660
Visa, Inc. "A"	52,600	10,896,616
		20,849,077
Semiconductors & Semiconductor Equipment 4.6%
Advanced Micro Devices, Inc.*	47,100	2,828,826
Applied Materials, Inc.	43,000	3,796,470
NVIDIA Corp.	40,200	5,425,794
		12,051,090
Software 19.0%
Atlassian Corp. "A"*	15,000	3,040,950
Confluent, Inc. "A"*	23,500	631,680
Datadog, Inc. "A"*	16,440	1,323,584
Microsoft Corp.	105,000	24,373,650
Paylocity Holding Corp.*	5,500	1,274,845
Roper Technologies, Inc.	12,213	5,062,777

Salesforce, Inc.*	34,008	5,529,361
ServiceNow, Inc.*	18,789	7,905,284
		49,142,131
Technology Hardware, Storage & Peripherals 12.2%
Apple, Inc.	205,558	31,520,264
Total Common Stocks (Cost $120,636,579)		250,921,827

Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.93% (b) (c) (Cost $916,863)	916,863	916,863

Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 3.0% (b) (Cost $7,383,342)	7,383,342	7,383,342

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $128,936,784)	100.2	259,222,032
Other Assets and Liabilities, Net	(0.2)	(514,546)
Net Assets	100.0	258,707,486
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2022 are as follows:
Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2022	Value ($) at 10/31/2022
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.93% (b) (c)
2,617,268	—	1,700,405 (d)	—	—	469	—	916,863	916,863
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 3.0% (b)
16,280,493	6,849,696	15,746,847	—	—	57,975	—	7,383,342	7,383,342
18,897,761	6,849,696	17,447,252	—	—	58,444	—	8,300,205	8,300,205

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2022 amounted to $868,488, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended October 31, 2022.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$250,921,827	$—	$—	$250,921,827
Short-Term Investments (a)	8,300,205	—	—	8,300,205
Total	$259,222,032	$—	$—	$259,222,032

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DLCFGF-PH1
R-080548-1 (1/23)